LONG-TERM INVESTMENTS AND OTHER ASSETS (Schedule of Long-Term and Other Investments) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
LONG-TERM INVESTMENTS AND OTHER ASSETS [Abstract]
Investments in publicly traded entities	$ 8.4	$ 95.0
Loan to affiliate (note 30)	45.0	75.0
Deferred lease receivable	24.4	29.0
Debt issuance costs associated with credit facilities	7.9	20.3
Refundable deposits	16.2	14.9
Prepayment on long-term service agreements	82.5	68.1
Prepaid post-retirement benefits (note 28)	341.4
Subscription receipts issuance costs		1.7
Contract asset (note 23)	11.5
Rabbi trust (note 28)	61.7
Other	25.5	8.6
Long-term investments and other assets	$ 283.1	$ 312.6